Subsequent Events (Details Narrative)						3 Months Ended		12 Months Ended
	Jun. 12, 2021 USD ($) $ / shares shares	Jun. 12, 2021 CAD ($) $ / shares	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 11, 2021 CAD ($)	Mar. 21, 2018 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Feb. 11, 2021 $ / shares shares
Statement Line Items [Line Items]
Par value per share | $ / shares								$ 0.43
Gross proceeds from common stock								$ 1,088,450	$ 60,028	$ 10,648,003
Warrants to purchase common stock, description								Each unit consists of one common share and one common share purchase warrant.
Average stock price | $ / shares								$ 0.36	$ 0.27	$ 0.34
Convertible conversion amount								$ 369,545
Broker [Member]
Statement Line Items [Line Items]
Cash commission					$ 639,813
Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
Average stock price | $ / shares	$ 1.81
Non-adjusting events after reporting period [member] | Broker [Member]
Statement Line Items [Line Items]
Cash commission	$ 708,667
Cash commission rate	6.00%
Number of warrants | shares	1,058,832
Warrant exercisable price | $ / shares	$ 0.67
Proceeds from exercise of options and warrents						$ 8,441,240
Non-adjusting events after reporting period [member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Average stock price | $ / shares		$ 2.30
Non-adjusting events after reporting period [member] | Canadian Dollars [Member] | Broker [Member]
Statement Line Items [Line Items]
Cash commission		$ 900,007
Warrant exercisable price | $ / shares	$ 0.85
Proceeds from exercise of options and warrents							$ 10,714,953
Non-adjusting events after reporting period [member] | Common Stock [Member]
Statement Line Items [Line Items]
Number of shares issued | shares			17,647,200								17,647,200
Par value per share | $ / shares			$ 0.67
Gross proceeds from common stock			$ 11,811,118
Warrants to purchase common stock, description			Each unit consists of one common share and one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $0.90 (CAD$1.15) per share until February 11, 2023.	Each unit consists of one common share and one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $0.90 (CAD$1.15) per share until February 11, 2023.
Non-adjusting events after reporting period [member] | Common Stock [Member] | Broker [Member]
Statement Line Items [Line Items]
Convertible conversion amount						1,709,526
Non-adjusting events after reporting period [member] | Common Stock [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Par value per share | $ / shares											$ 0.85
Gross proceeds from common stock				$ 15,000,120
Non-adjusting events after reporting period [member] | Common Stock [Member] | Canadian Dollars [Member] | Broker [Member]
Statement Line Items [Line Items]
Convertible conversion amount						$ 2,170,000